Wanger International
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Wanger International, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.5%
Issuer	Shares	Value ($)
Australia 5.8%
CAR Group Ltd.	218,250	5,130,156
IDP Education Ltd.	621,038	7,249,448
Pro Medicus Ltd.	87,134	5,892,127
Total		18,271,731
Brazil 0.9%
TOTVS SA	506,084	2,874,812
Canada 5.4%
Altus Group Ltd.	141,425	5,416,654
ARC Resources Ltd.	93,615	1,669,043
Richelieu Hardware Ltd.	107,817	3,390,797
Wheaton Precious Metals Corp.	66,798	3,146,220
Whitecap Resources, Inc.	474,816	3,592,975
Total		17,215,689
China 1.6%
Proya Cosmetics Co., Ltd., Class A	95,100	1,228,492
Silergy Corp.	372,000	3,805,462
Total		5,033,954
Finland 1.4%
Valmet OYJ(a)	173,536	4,568,207
France 1.2%
Robertet SA	4,378	3,769,118
Germany 9.4%
Amadeus Fire AG	23,674	3,066,857
CTS Eventim AG & Co. KGaA	71,150	6,326,153
Hypoport SE(b)	22,073	5,614,213
Jenoptik AG	112,720	3,501,492
Nemetschek SE	56,430	5,585,611
Washtec AG	133,686	5,689,761
Total		29,784,087
India 3.2%
Cholamandalam Investment and Finance Co., Ltd.	205,034	2,855,139
Max Healthcare Institute Ltd.	268,942	2,652,405
Phoenix Mills Ltd. (The)	79,429	2,650,220
Polycab India Ltd.	33,276	2,026,431
Total		10,184,195
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.1%
Bank of Ireland Group PLC	327,048	3,337,549
Italy 4.2%
Amplifon SpA	178,880	6,520,656
Carel Industries SpA	262,126	5,755,727
GVS SpA(b)	164,075	1,070,664
Total		13,347,047
Japan 15.6%
Capcom Co., Ltd.	279,600	5,238,057
Daiseki Co., Ltd.	246,280	6,012,530
Fuso Chemical Co., Ltd.	210,400	6,423,288
Gunma Bank Ltd. (The)	300,700	1,707,222
Hoshizaki Corp.	44,100	1,609,065
Kokusai Electric Corp.	97,100	2,492,737
Macnica Holdings, Inc.	62,400	3,058,770
NGK Spark Plug Co., Ltd.	141,400	4,694,462
PAL GROUP Holdings Co., Ltd.	98,800	1,680,538
Simplex Holdings, Inc.	243,200	4,489,762
Solasto Corp.	1,525,200	5,478,184
Sundrug Co., Ltd.	52,200	1,620,563
Suntory Beverage & Food Ltd.	50,000	1,691,246
Yaskawa Electric Corp.	81,000	3,448,550
Total		49,644,974
Mexico 4.4%
Corporación Inmobiliaria Vesta SAB de CV	1,829,730	7,139,739
Grupo Aeroportuario del Centro Norte SAB de CV	353,118	3,470,962
La Comer SAB de CV	1,379,263	3,234,002
Total		13,844,703
Netherlands 4.8%
BE Semiconductor Industries NV	40,068	6,137,560
IMCD NV	51,508	9,065,928
Total		15,203,488
New Zealand 1.4%
Fisher & Paykel Healthcare Corp., Ltd.	289,545	4,437,159
Norway 0.7%
AutoStore Holdings Ltd.(b),(c)	1,196,611	2,213,335

Wanger International  | First Quarter Report 2024

Portfolio of Investments  (continued)
Wanger International, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 4.4%
AddTech AB, B Shares	207,064	4,710,742
Munters Group AB	520,213	9,331,356
Total		14,042,098
Switzerland 7.7%
Belimo Holding AG, Registered Shares	17,034	8,360,055
Inficon Holding AG	3,432	5,008,407
Kardex Holding AG	13,078	3,671,479
Tecan Group AG, Registered Shares	13,413	5,557,403
VAT Group AG	3,620	1,870,070
Total		24,467,414
Taiwan 5.5%
Parade Technologies Ltd.	188,000	5,410,905
Sinbon Electronics Co., Ltd.	513,000	4,489,496
Universal Vision Biotechnology Co., Ltd.	273,148	2,331,416
Voltronic Power Technology Corp.	102,495	5,286,416
Total		17,518,233
United Kingdom 15.6%
Ashtead Group PLC	38,475	2,740,544
Auto Trader Group PLC	980,233	8,656,353
ConvaTec Group PLC	1,299,653	4,695,068
Genus PLC	244,269	5,433,401
Howden Joinery Group PLC	309,997	3,548,593
Intermediate Capital Group PLC	278,494	7,213,408
Rentokil Initial PLC	453,464	2,696,076
Common Stocks (continued)
Issuer	Shares	Value ($)
Rightmove PLC	1,218,731	8,447,352
Safestore Holdings PLC	638,126	6,088,714
Total		49,519,509
United States 2.1%
Inter Parfums, Inc.	46,932	6,594,415
Vietnam 1.1%
FPT Corp.	750,451	3,544,579
Total Common Stocks (Cost $252,290,799)		309,416,296

Securities Lending Collateral 1.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.200%(d),(e)	4,230,000	4,230,000
Total Securities Lending Collateral (Cost $4,230,000)		4,230,000

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(d),(f)	5,827,835	5,826,669
Total Money Market Funds (Cost $5,826,172)		5,826,669
Total Investments in Securities (Cost $262,346,971)		319,472,965
Obligation to Return Collateral for Securities Loaned		(4,230,000)
Other Assets & Liabilities, Net		2,127,297
Net Assets		$317,370,262
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2024. The total market value of securities on loan at March 31, 2024 was $3,947,454.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $2,213,335, which represents 0.70% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(e)	Investment made with cash collateral received from securities lending activity.
Wanger International  | First Quarter Report 2024

Portfolio of Investments  (continued)
Wanger International, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	11,817,183	11,284,613	(17,275,353)	226	5,826,669	(697)	129,154	5,827,835
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Wanger International  | First Quarter Report 2024

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1QT7062_12_C01_(05/24)